Subsequent Events	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Subsequent Events

NOTE 7– SUBSEQUENT EVENTS

Red Battle Corp. (“Red Battle”) was incorporated on April 30, 2012 in the state of Delaware and on May 22, 2012, Pershing purchased 100% of Red Battle's issued and outstanding common stock. On May 23, 2012, Pershing Gold assigned all of the outstanding membership interests of Arttor Gold and Noble Effort to Red Battle. Effective May 23, 2012, Red Battle, a Delaware corporation, is the owner of all of the outstanding membership interests of each of Arttor Gold and Noble Effort and such Companies became wholly owned subsidiaries of Red Battle.

On May 24, 2012 Red Battle and Pershing Gold entered into an Agreement and Plan of Merger (the “Merger Agreement”) with (i) Valor Gold Corp. (formerly Felafel Corp.”) (“Valor Gold”) and (ii) Valor Gold Acquisition Corp., Valor Gold’s newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Red Battle, and Red Battle, as the surviving corporation, became a wholly-owned subsidiary of Valor Gold.  As a result of the Merger, Valor Gold acquired certain business and operations from Pershing primarily consisting of junior gold exploration mining claims and related rights held by Arttor Gold and Noble Effort.    At the effective time of the Merger, all of the issued and outstanding shares of capital stock of Red Battle immediately prior to the effective time of the Merger were cancelled and the holder thereof (Pershing) became entitled to the right to receive the following: (i) $2,000,000 in cash (the “Cash Consideration”), (ii) a 5% promissory note in the principal amount of $500,000 due 18 months following the issuance date (the “Note”) and (iii) 25,000,000 shares of Valor Gold’s common stock (the “Stock Consideration”, and, together with the Cash Consideration and the Note, the “Merger Consideration”).  As further consideration for the Merger, (i) Arthur Leger entered into an NSR Agreement with Pershing Royalty Company, a new wholly owned subsidiary of Pershing, granting Pershing Royalty Company a 1% royalty on certain claims; (ii) Mr. Leger agreed to cancel 1,750,000 shares of Pershing’s common stock held by Mr. Leger prior to the Merger; and (iii) Mr. Leger agreed to waive certain royalty payments under the terms of the Lease Agreements with Arttor Gold related to the Red Rocks and North Battle Prospect Claims. Upon the closing of the Merger, Arthur Leger and David Rector were appointed as directors of Valor Gold. In addition, Arthur Leger was appointed as Valor Gold’s new Chief Executive Officer, President, Chief Financial Officer, Treasurer and Secretary.

Under the terms of the Note, all outstanding principal, together with all accrued but unpaid interest, is payable upon the earlier of: (i) the closing of  one or more private placements of Valor Gold’s securities in which Valor Gold receives gross proceeds of at least $7,500,000 or (ii) 18 months following the issuance of the Note.

Pursuant to the Merger Agreement, the maximum aggregate amount of losses for which Pershing shall be liable, except for certain breach of the representations and warranties, shall be limited to $2,500,000. Notwithstanding the foregoing, Pershing’s liability for losses shall be limited to (i) the amount of any unpaid balance due to Pershing under the Note, on a dollar for dollar basis, by way of setoff of the principal balance thereof which shall be applied to the amount of any losses first, and thereafter, (ii) cancellation of up to 10 million of the shares of Common Stock issued to Pershing at closing of the Merger, calculated on the basis of the Fair Market Value of such shares on the date Pershing provides written notice of a claim for indemnification.

On May 24, 2012, Pershing and Arttor Gold assigned their interest in the Centerra properties to Noble Effort.

On May 24, 2012, Mr. Leger agreed to defer receipt from Arttor Gold of the Advance Minimum Royalty Payment in the amount of $15,000 due on the first Anniversary of the lease related to each of North Battle and Red Rock until the second Anniversary date of each such lease.